Managers INVESTMENT GROUP. Mutual Funds Separate Accounts Investment Solutions May 1, 2011 PROSPECTUS Managers AMG Funds GW&K Municipal Bond Fund Investor Class: GWMTX Service Class: GWMSX Institutional Class: GWMIX GW&K Small Cap Equity Fund Investor Class GWETX Service Class GWESX Institutional Class GWEIX GW&K Municipal Enhanced Yield Fund Investor Class GWMNX Service Class GWMRX Institutional Class GWMEX P037-0511 managersinvest.com As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

2-10	SUMMARY OF THE FUNDS

GW&K Municipal Bond Fund

GW&K Small Cap Equity Fund

GW&K Municipal Enhanced Yield Fund

11-20	ADDITIONAL INFORMATION ABOUT THE FUNDS

GW&K Municipal Bond Fund

GW&K Small Cap Equity Fund

GW&K Municipal Enhanced Yield Fund

Summary of the Funds’ Principal Risks

Other Important Information about the Funds and their Investment Strategies and Risks

Fund Management

20-27	SHAREHOLDER GUIDE

Your Account

Choosing a Share Class

Investing Through an Intermediary

Distribution and Service (12b-1) Fees

Transaction Policies

How to Buy or Sell Shares

Investor Services

Certain Federal Income Tax Information

28-32	FINANCIAL HIGHLIGHTS

GW&K Municipal Bond Fund

GW&K Small Cap Equity Fund

GW&K Municipal Enhanced Yield Fund

33	HOW TO CONTACT US

Managers Investment Group	1

SUMMARY OF THE FUNDS

GW&K Municipal Bond Fund

INVESTMENT OBJECTIVE

The GW&K Municipal Bond Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Service Class	Institutional Class
Management Fee	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.85%	0.90%	0.69%
Total Annual Fund Operating Expenses	1.45%	1.25%	1.04%
Fee Waiver and Expense Reimbursements[1]	(0.70)%	(0.70)%	(0.70)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	0.75%	0.55%	0.34%

[1]

Managers Investment Group LLC (the “ Investment Manager”) has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.34% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 0.84%, 0.59% and 0.34%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2012. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$77	$391	$729	$1,685
Service Class	$56	$329	$622	$1,458
Institutional Class	$35	$262	$509	$1,215

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that are exempt from federal income tax. This policy is fundamental and may not be changed without shareholder approval. In addition, up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax.

Gannett Welsh & Kotler, LLC, the subadvisor to the Fund (“GW&K” or the “Subadvisor”), normally invests in municipal bonds that are rated “investment grade” by a nationally recognized statistical rating organization, such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”). Investment grade securities are rated at least in the BBB/Baa major ratings categories by S&P or Moody’s, respectively. From time to time, the Fund may invest in unrated municipal bonds, which are considered by the Subadvisor to be of comparable quality and creditworthiness as rated securities. The Fund expects that the average credit rating of the Fund’s portfolio will be AA under the S&P ratings categories. The Fund has no limitations on the maturity of individual securities, but is expected to maintain a dollar-weighted average maturity of 6 to 12 years. The Fund expects to maintain a duration of +/- 25% of the duration of

2	Managers Investment Group

SUMMARY OF THE FUNDS

the Fund’s benchmark (the Barclays Capital 10-Year Municipal Bond Index), which was 7.56 years as of December 31, 2010. The Fund’s average weighted portfolio maturity and duration may vary from time to time depending on the Subadvisor’s views on the direction of interest rates.

In selecting municipal bonds, the Subadvisor uses a bottom-up, research-driven process based on knowledge of creditworthiness and geographic diversification of issuers and market availability of municipal bonds. The Subadvisor typically invests for the long-term and seeks opportunities across the yield curve while retaining flexibility to react to interest rate shifts. Although the Fund invests nationally and seeks to be diversified by geography and sector, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk—the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.

Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

PERFORMANCE

The following performance information illustrates the risks of investing in the Fund by showing the Fund’s performance for the one-year period ended December 31, 2010 and since the Fund’s inception, and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.

Calendar Year Total Returns as of 12/31/10 (Service Class)

Best Quarter: 6.72% (3rd Quarter 2009)

Worst Quarter: -3.71% (4th Quarter 2010)

Average Annual Total Returns as of 12/31/10

GW&K Municipal Bond Fund	1 Year	Since Inception
Investor Class Return Before Taxes	3.89%	6/30/09 5.81%
Service Class Return Before Taxes	4.05%	6/30/09 5.99%
Service Class Return After Taxes on Distributions	3.90%	6/30/09 5.75%
Service Class Return After Taxes on Distributions and Sale of Fund Shares	3.86%	6/30/09 5.47%
Institutional Class Return Before Taxes	4.16%	6/30/09 6.41%
Barclays Capital 10-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	4.05%	6/30/09 6.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.

Managers Investment Group	3

SUMMARY OF THE FUNDS

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Gannett Welsh & Kotler, LLC (“GW&K”)

Portfolio Managers

Nancy G. Angell, CFA

Senior Vice President and Co-Head of Fixed Income of GW&K; Portfolio

Manager of the Fund since 06/09.

John B. Fox, CFA

Senior Vice President and Co-Head of Fixed Income of GW&K; Portfolio

Manager of the Fund since 06/09.

Martin R. Tourigny, CFA

Senior Vice President of GW&K; Portfolio Manager of the Fund since 06/09.

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Investor Class

Regular Account: $2,000

Individual Retirement Account: $1,000

Service Class

Regular Account: $25,000

Individual Retirement Account: $10,000

Institutional Class

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Investor Class and Service Class (all accounts): $100

Institutional Class (all accounts): $1,000

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes but may be subject to the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

4	Managers Investment Group

SUMMARY OF THE FUNDS

GW&K Small Cap Equity Fund

INVESTMENT OBJECTIVE

The investment objective of the GW&K Small Cap Equity Fund (the “Fund”) is to provide investors with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Service Class	Institutional Class
Management Fee	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.84%	0.87%	0.62%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses[1]	1.90%	1.68%	1.43%
Fee Waiver and Expense Reimbursements[2]	(0.42)%	(0.42)%	(0.42)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	1.48%	1.26%	1.01%

[1]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[2]

Managers Investment Group LLC (the “Investment Manager”) and Gannett Welsh & Kotler, LLC (“GW&K”) have contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.95% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager and GW&K may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.45%, 1.20% and 0.95%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2012. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$151	$558	$993	$2,203
Service Class	$128	$490	$876	$1,959
Institutional Class	$103	$412	$744	$1,683

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will ordinarily invest in approximately 55-90 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. Small-capitalization companies are those with a market capitalization of less than $3.5 billion at the time of purchase.

The Fund invests in an unrestricted opportunity set, pursuing quality companies with either growth or value oriented characteristics. The Subadvisor intends to assemble a portfolio of securities diversified as to companies and industries. The Subadvisor generally expects that each economic sector within the Russell 2000® Index will be represented in the Fund’s portfolio. The Subadvisor may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.

Managers Investment Group	5

SUMMARY OF THE FUNDS

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

PERFORMANCE

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.

The performance information shown is that of the Fund’s Investor Class shares (formerly Class A shares of the GW&K Multi-Cap Equity Fund, which were reclassified and redesignated as of July 27, 2009) and includes historical performance of the Fund for periods prior to July 27, 2009. As of July 27, 2009, the Fund changed its name from “GW&K Multi-Cap Equity Fund” to “GW&K Small Cap Equity Fund,” adopted the Fund’s current investment strategies, and began comparing its performance to the Russell 2000® Index. Prior to July 27, 2009, (and for the periods shown below other than periods beginning after July 27, 2009), the Fund focused on a multi-cap equity strategy.

Calendar Year Total Returns as of 12/31/10 (Investor Class)

Best Quarter: 18.47% (2nd Quarter 2003)

Worst Quarter: -21.54% (3rd Quarter 2002)

Average Annual Total Returns as of 12/31/10

GW&K Small Cap Equity Fund	1 Year	5 Years	10 Years	Since Inception
Investor Class Return Before Taxes	29.81%	4.11%	1.19%	—
Investor Class Return After Taxes on Distributions	29.81%	3.57%	0.78%	—
Investor Class Return After Taxes on Distributions and Sale of Fund Shares	19.38%	3.47%	0.89%	—
Service Class Return Before Taxes	30.09%	—	—	7/27/09 31.30%
Institutional Class Return Before Taxes	30.28%	—	—	7/27/09 31.50%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	26.85%	4.47%	6.33%	7/27/09 29.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Service Class and Institutional Class shares will vary.

6	Managers Investment Group

SUMMARY OF THE FUNDS

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Gannett Welsh & Kotler, LLC (“GW&K”)

Portfolio Managers

Daniel L. Miller, CFA

Senior Vice President and Director of Equities of GW&K;

Portfolio Manager of the Fund since 07/09.

Jeffrey W. Thibault, CFA

Vice President of GW&K;

Portfolio Manager of the Fund since 07/09.

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Investor Class

Regular Account: $2,000

Individual Retirement Account: $1,000

Service Class

Regular Account: $25,000

Individual Retirement Account: $10,000

Institutional Class

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Investor Class and Service Class (all accounts): $100

Institutional Class (all accounts): $1,000

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	7

SUMMARY OF THE FUNDS

GW&K Municipal Enhanced Yield Fund

INVESTMENT OBJECTIVE

The investment objective of the GW&K Municipal Enhanced Yield Fund (the “Fund”) is to provide investors with a high level of current income that is exempt from federal income tax. Capital appreciation is also an objective, but is secondary to income.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Service Class	Institutional Class
Management Fee	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.82%	0.81%	0.59%
Total Annual Fund Operating Expenses	1.57%	1.31%	1.09%
Fee Waiver and Expense Reimbursements[1]	(0.30)%	(0.30)%	(0.30)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.27%	1.01%	0.79%

[1]

Managers Investment Group LLC (the “Investment Manager”) and Gannett Welsh & Kotler, LLC (“GW&K”) have contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.79% of the Fund’s average daily net assets. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.29%, 1.04% and 0.79%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2012. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$129	$467	$830	$1,851
Service Class	$103	$386	$691	$1,557
Institutional Class	$81	$317	$573	$1,305

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its investment objective, which is a fundamental policy that may not be changed without shareholder approval, the Fund, under normal circumstances, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated fixed income securities that are exempt from federal income tax. This policy is also fundamental and may not be changed without shareholder approval. In addition, up to 50% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, may be invested in securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 35% of its total assets in unrated securities, and may invest up to 50% of its total assets in unrated securities and high yield securities. High yield securities (commonly known as “junk bonds”) are those securities that are rated below investment grade (i.e., rated below Baa/BBB by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”), respectively, or another nationally recognized statistical rating organization, or unrated but determined by GW&K, the Fund’s Subadvisor, to be of comparable credit quality). The Fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The Fund’s average weighted portfolio

8	Managers Investment Group

SUMMARY OF THE FUNDS

maturity and duration will vary from time to time depending on the Subadvisor’s views on the direction of interest rates.

Although the Fund seeks to be diversified by geography and sector, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions. GW&K may also allocate a significant portion of the Fund to a specific segment of the municipal bond yield. In particular, the Fund often favors bonds with more than 10 years to maturity that offer higher yields. Presently, a significant portion of the Baa/BBB municipal security universe is composed of hospital bonds. Accordingly, hospital bonds currently, and may in the future, comprise a significant portion of the Fund’s portfolio.

Within limits, the Fund also may use certain derivatives (e.g., futures, options), which are investments whose value is determined by underlying securities, indices or reference rates.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.

Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Hospital bonds currently, and may in the future, comprise a significant portion of the Fund’s portfolio. Unique risks of the hospital sector, including, but not limited to, rising costs, increase in the number of uninsured patients, and government intervention in the health care sector, may hinder issuers’ ability to service hospital bonds.

PERFORMANCE

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.

The performance information shown is that of the Fund’s Institutional Class shares and includes historical performance of the Fund for periods prior to November 10, 2008, which was the date the Fund was reorganized from BNY Hamilton to Managers.

Calendar Year Total Returns as of 12/31/10 (Institutional Class)

Best Quarter: 13.28% (1st Quarter 2009)

Worst Quarter: -17.67% (4th Quarter 2008)

Managers Investment Group	9

SUMMARY OF THE FUNDS

Average Annual Total Returns as of 12/31/10

GW&K Municipal Enhanced Yield Fund	1 Year	5 Years	Since Inception
Investor Class Return Before Taxes	3.81%	—	7/27/09 9.38%
Service Class Return Before Taxes	4.09%	—	7/27/09 9.66%
Institutional Class Return Before Taxes	4.15%	1.95%	12/30/05 1.95%
Institutional Class Return After Taxes on Distributions	4.15%	1.91%	12/30/05 1.91%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	4.33%	2.28%	12/30/05 2.27%
Barclays Capital Municipal Bond Baa Index (reflects no deduction for fees, expenses, or taxes)	3.75%	1.50%	12/30/05 1.50% 7/27/09 8.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Gannett Welsh & Kotler, LLC (“GW&K”)

Portfolio Managers

Nancy G. Angell, CFA

Senior Vice President and Co-Head of Fixed Income of GW&K;

Portfolio Manager of the Fund since 12/05.

John B. Fox, CFA

Senior Vice President and Co-Head of Fixed Income of GW&K;

Portfolio Manager of the Fund since 12/05.

Martin R. Tourigny, CFA

Senior Vice President of GW&K; Portfolio Manager of the

Fund since 12/05.

Brian T. Moreland, CFA

Vice President of GW&K; Portfolio Manager of the Fund since 10/06.

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Investor Class

Regular Account: $2,000

Individual Retirement Account: $1,000

Service Class

Regular Account: $25,000

Individual Retirement Account: $10,000

Institutional Class

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Investor Class and Service Class (all accounts): $100

Institutional Class (all accounts): $1,000

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes but may be subject to the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER

FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

10	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

GW&K MUNICIPAL BOND FUND

This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Fund typically invests in a diversified portfolio of municipal bonds. Municipal bonds are debt obligations issued by a state, territory, or possession of the United States or a political subdivision, public instrumentality, agency or other governmental unit of such a state, territory, or possession (e.g., county, city, town, village, district or authority). Municipal bonds in which the Fund may invest include: general obligation notes and bonds; revenue bonds; housing bonds; tax and revenue authorization notes; short-term municipal notes, such as tax anticipation notes; tax-exempt commercial paper; private activity bonds, such as industrial development bonds; bond anticipation notes; revenue anticipation notes; and participations in pools of municipal obligations. The interest on certain of these municipal obligations may be subject to federal income tax and/or the federal alternative minimum tax, subject to the investment limits described above.

In selecting municipal bonds, the Subadvisor uses a bottom-up, research-driven process based on knowledge of creditworthiness and geographic diversification of issuers and market availability of municipal bonds. The Subadvisor typically invests for the long-term and seeks opportunities across the yield curve while retaining flexibility to react to interest rate shifts. Although the Fund invests nationally and seeks to be diversified by geography and sector, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.

As a temporary defensive measure, the Fund may invest more than 20% of its net assets, plus the amount of borrowings for investment purposes, in taxable securities, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, and cash or cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•    Interested in the income potential of municipal bonds.

•    Seeking monthly income exempt from federal income tax.

•    Willing to accept short-term volatility of returns.

ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE

Because Investor Class and Service Class shares are authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.

Under “Performance” in the Fund’s summary section, the performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The information in the bar chart is for Service Class shares of the Fund. Investor Class and Institutional Class shares would have similar annual returns as Service Class shares because all of the classes are invested in the same portfolio of securities. However, because Investor Class and Institutional Class shares are subject to different expenses than Service Class shares, Investor Class and Institutional Class share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

PORTFOLIO MANAGERS

Nancy G. Angell, CFA

Senior Vice President,

Co-Head of Fixed Income

John B. Fox, CFA

Senior Vice President,

Co-Head of Fixed Income

Martin R. Tourigny, CFA

Senior Vice President

See “Fund Management” on

page 19 for more information on

the portfolio managers.

Managers Investment Group	11

ADDITIONAL INFORMATION ABOUT THE FUNDS

PORTFOLIO MANAGERS

Daniel L. Miller, CFA

Senior Vice President,

Director of Equities

Jeffrey W. Thibault, CFA

Vice President

See “Fund Management” on page 19 for more information on the portfolio managers.

GW&K SMALL CAP EQUITY FUND

This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Subadvisor utilizes fundamental research and bottom-up stock selection to identify small-cap companies with sustainable earnings growth in niche markets, and whose management is focused on enhancing value for shareholders. The Fund seeks to hold securities for the long term. The Fund aims to participate in rising markets and defend in down markets.

The Subadvisor focuses on quality small-cap companies with sound management and long-term sustainable growth regardless of style. In selecting companies for the Fund, the Subadvisor looks for firms with the following key attributes:

•    Experienced, tenured, high-quality management;

•    Business models that deliver consistent long-term growth;

•    Leading companies in attractive and defensible niche markets;

•    Strong financial characteristics; and

•    Appropriate valuation.

Various factors may lead the Subadvisor to consider selling a particular security, such as a significant change in the relevant company’s senior management or its products, a deterioration in its fundamental characteristics, if the company has corporate governance issues, or if the Subadvisor believes the security has become overvalued.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•    Looking to gain exposure to small-cap equities in your portfolio.

•    Seeking exposure to both growth and value oriented investments.

•    Seeking long-term capital appreciation.

•    Willing to accept short-term volatility of returns.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

GW&K SMALL CAP EQUITY FUND (CONTINUED)

ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE

Because Investor Class and Service Class shares are authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.

Under “Performance” in the Fund’s summary section, the performance information shown, as represented by the performance of the Fund’s Investor Class shares (formerly Class A shares), includes that of (i) the predecessor to the Fund, the BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc. (the “Multi-Cap Predecessor Fund”), which was reorganized into the Fund on November 10, 2008, and was managed by GW&K with the same investment objective and substantially similar investment policies as those of the Fund, when it was managed as a multi-cap fund, and (ii) GW&K Equity Fund, a series of the Gannett Welsh & Kotler Funds, which was managed by GW&K and reorganized into the Multi-Cap Predecessor Fund on October 7, 2002. The Fund’s past performance would have been different if the Fund were managed using the current investment strategies.

The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The information in the bar chart is for Investor Class shares of the Fund and does not reflect the impact of any previously imposed sales charges (loads). If it did, performance would have been less than that shown. Service Class and Institutional Class shares would have similar annual returns as Investor Class shares because all of the classes are invested in the same portfolio of securities. However, because Service Class and Institutional Class shares are subject to different expenses than Investor Class shares, Service Class and Institutional Class share performance varies. The information in the table includes the effects of any previously imposed maximum sales loads (where applicable) on Fund performance. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	13

ADDITIONAL INFORMATION ABOUT THE FUNDS

PORTFOLIO MANAGERS

Nancy G. Angell, CFA

Senior Vice President,

Co-Head of Fixed Income

John B. Fox, CFA

Senior Vice President,

Co-Head of Fixed Income

Martin R. Tourigny, CFA

Senior Vice President

Brian T. Moreland, CFA

Vice President

See “Fund Management” on pages 19-20 for more information on the portfolio managers.

GW&K MUNICIPAL ENHANCED YIELD FUND

This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Fund typically invests in a diversified portfolio of municipal obligations. Municipal obligations are debt obligations issued by a state, territory, or possession of the United States or a political subdivision, public instrumentality, agency or other governmental unit of such a state, territory, or possession (e.g., county, city, town, village, district or authority). Municipal obligations in which the Fund may invest include: general obligation notes and bonds; revenue bonds; tax and revenue authorization notes; short-term municipal notes, such as tax anticipation notes; tax-exempt commercial paper; private activity bonds, such as industrial development bonds; bond anticipation notes; revenue anticipation notes; and participations in pools of municipal obligations. The interest on certain of these municipal obligations may be subject to federal income tax and/or the federal alternative minimum tax, subject to the investment limits described above.

The Subadvisor uses a research-driven process based on knowledge of creditworthiness and market availability in selecting bonds.

As a temporary defensive measure, the Fund may invest more than 20% of its net assets, plus the amount of any borrowings for investment purposes, in taxable securities, such as money market instruments and debt securities issued or guaranteed by the U.S. government or its agencies, and cash or cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•    Interested in the income potential of municipal bonds.

•    Seeking monthly income exempt from federal income tax.

•      Willing to accept short-term volatility of returns.

14	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

GW&K MUNICIPAL ENHANCED YIELD FUND (CONTINUED)

ADDITIONAL INFORMATION ABOUT THE FUND ‘S EXPENSES AND PERFORMANCE

Because Investor Class and Service Class shares are authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.

Under “Performance” in the Fund’s summary section, performance information shown, as represented by the performance of the Fund’s Institutional Class shares, includes, for periods prior to November 10, 2008, performance of the predecessor to the Fund, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc. (the “Municipal Enhanced Yield Predecessor Fund”), which was reorganized into the Fund on November 10, 2008, and was managed by GW&K with the same investment objective and substantially similar investment policies as those of the Fund.

The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The information in the bar chart is for Institutional Class shares of the Fund. Investor Class and Service Class shares would have similar annual returns as Institutional Class shares because all of the classes are invested in the same portfolio of securities. However, because Investor Class and Service Class shares are subject to different expenses than Institutional Class shares, Investor Class and Service Class share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	15

ADDITIONAL INFORMATION ABOUT THE FUNDS

SUMMARY OF THE FUNDS’ PRINCIPAL RISKS

This section presents more detailed information about each Fund’s risks as described in the Fund’s summary section of the Prospectus. The Funds may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see each Fund’s summary section for a description of the Fund’s risks and the types of instruments in which the Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.

All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds. In addition, the Funds are subject to management risk because they are actively managed investment portfolios. The Funds’ Subadvisor will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result.

CREDIT AND COUNTERPARTY RISK

(GW&K Municipal Bond Fund, GW&K Municipal

Enhanced Yield Fund)

An issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations. To the extent a Fund has significant exposure to a counterparty under a derivative contract, this risk may be particularly pronounced for the Fund. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”). Even if the likelihood of default is low, changes in the perception of a company’s financial health will affect the valuation of its debt securities. Bonds or debt securities rated BBB/Baa by S&P/ Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.

DERIVATIVES RISK

(GW&K Municipal Enhanced Yield Fund)

Derivatives, including options, futures and forwards, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The use of derivatives will involve costs, the risk of mispricing or improper valuation, and may result in losses or have the effect of accelerating the recognition of gain. As a general matter, when a Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets, rates or indices underlying them. Some derivatives are also subject to credit and counterparty risk in that a counterparty may fail to honor its contract terms, causing a loss for the Fund.

GROWTH STOCK RISK

(GW&K Small Cap Equity Fund)

Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.

HIGH YIELD RISK

(GW&K Municipal Enhanced Yield Fund)

Funds that invest in below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers. If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Below investment grade securities are more susceptible to sudden and significant price movements because they are generally more sensitive to adverse developments. Many below-investment grade securities are subject to legal or contractual restrictions that limit their resale at desired prices.

INFLATION RISK

(GW&K Municipal Bond Fund, GW&K Municipal

Enhanced Yield Fund)

Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

INTEREST RATE RISK

(GW&K Municipal Bond Fund, GW&K Municipal

Enhanced Yield Fund)

Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. The longer the maturity or duration, the higher the interest rate risk. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a bond, debt security or portfolio. It is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

16	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

SUMMARY OF THE FUNDS’ PRINCIPAL RISKS (CONTINUED)

LIQUIDITY RISK

(All Funds)

Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in non-U.S. securities, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

MARKET RISK

(All Funds)

Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. Derivatives involve the risk that changes in their value may not correlate perfectly with their underlying assets, rates, or indices.

MUNICIPAL MARKET RISK

(GW&K Municipal Bond Fund, GW&K Municipal

Enhanced Yield Fund)

Factors unique to the municipal bond market may negatively affect the value of the Funds’ investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. In addition, the municipal bond market, or portions thereof, may experience increased volatility or become distressed, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. Such defaults may occur, for example, when municipalities that have issued bonds are not able to meet interest or principal payments when such payments come due. Even if the likelihood of default by particular municipalities is low, changes in the perception of the financial health of the municipal market as a whole or in part may affect the valuation of debt securities held by the Fund.

Some municipal obligations carry additional risk. For example they may be difficult to trade or interest payments may be tied only to a specific stream of revenues. Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market.

PREPAYMENT RISK

(GW&K Municipal Bond Fund, GW&K Municipal

Enhanced Yield Fund)

Many bonds and other fixed income securities have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage-backed and asset-backed securities, which can be paid back at any time. Typically, debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of security holders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

REINVESTMENT RISK

(GW&K Municipal Bond Fund, GW&K Municipal

Enhanced Yield Fund)

As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

SECTOR RISK

(GW&K Municipal Enhanced Yield Fund)

Companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, the Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. Because hospital bonds currently, and may in the future, comprise a significant portion of the Fund’s investments, the Fund is subject to certain unique risks of the hospital sector. Rising costs of medical equipment and services, government intervention and efforts to reform the healthcare system and cuts in reimbursement programs such as Medicaid, and an increase in uninsured patients during economic downturns who are unable to pay for care, among other things, could decrease revenue and hinder an issuer’s ability to service principal and interest obligations under its hospital bonds.

Managers Investment Group	17

ADDITIONAL INFORMATION ABOUT THE FUNDS

SUMMARY OF THE FUNDS’ PRINCIPAL RISKS (CONTINUED)

SMALL-CAPITALIZATION STOCK RISK

(GW&K Small Cap Equity Fund)

The stocks of small-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A fund that invests in small–capitalization companies may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small–capitalization companies are out of favor.

VALUE STOCK RISK

(GW&K Small Cap Equity Fund)

Value stocks present the risk that a stock may decline or never reach what a Subadvisor believes is its full market value, either because the market fails to recognize what the Subadvisor considers to be the company’s true business value or because the Subadvisor’s assessment of the company’s prospects is wrong. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks during given periods.

OTHER IMPORTANT INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments and, therefore, may be subject to other risks. Some of these risks are described in the Funds’ Statement of Additional Information dated May 1, 2011 (the “SAI”).

INVESTMENT OBJECTIVES

The GW&K Municipal Bond Fund’s and the GW&K Small Cap Equity Fund’s investment objectives may be changed without shareholder approval. The GW&K Municipal Enhanced Yield Fund’s investment objective is a fundamental policy and may not be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES

Each Fund may, from time to time, take a temporary defensive position that is inconsistent with its principal investment strategies. When the Subadvisor believes a temporary defensive position is necessary, the GW&K Small Cap Equity Fund may invest any amount of its net assets in money market securities, cash or cash equivalents, and the GW&K Municipal Bond Fund and the GW&K Municipal Enhanced Yield Fund may invest any amount of its net assets in taxable securities, such as money market securities and debt securities issued or guaranteed by the U.S. government or its agencies, and cash or cash equivalents. Taking a defensive position might prevent each Fund from achieving its investment objective.

PORTFOLIO TURNOVER

As described in each Fund’s summary section of this Prospectus, each Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

In conjunction with the GW&K Small Cap Equity Fund’s investment strategy change from multi-cap to small-cap equities, in July 2009, the Fund experienced higher than normal portfolio turnover.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI, which is available on the Funds’ Web site at www.managersinvest.com.

18	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

FUND MANAGEMENT

Each Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Investment Manager, located at 333 W. Wacker Drive, Chicago, Illinois 60606, is an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Funds. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor. Except for distribution and service (12b-1) fees paid by the Funds, the Distributor receives no other compensation from the Funds for its services as distributor.

GW&K, the Subadvisor to the Funds, has day-to-day responsibility for managing the Funds’ portfolios and has managed the GW&K Small Cap Equity Fund and the Multi-Cap Predecessor Fund (and its predecessor fund) since inception in 1996 and the GW&K Municipal Enhanced Yield Fund and the Municipal Enhanced Yield Fund Predecessor Fund since inception in 2005. GW&K, located at 222 Berkeley Street, Boston, MA 02116, has advised individual and institutional clients since 1974 and, as of December 31, 2010, had assets under management of approximately $11 billion. AMG indirectly owns a majority interest in GW&K.

GW&K MUNICIPAL BOND FUND

Nancy Angell, CFA, John Fox, CFA, and Martin Tourigny, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, share equal portfolio management responsibilities in respect of the Fund, and have jointly managed the Fund since its inception in 2009. Ms. Angell joined GW&K in 1984, and she has been a Senior Vice President since 1991. Mr. Fox joined GW&K in 1990, and he has been a Senior Vice President since 2002. Ms. Angell and Mr. Fox serve as Co-Heads of the firm’s Fixed Income department, each having served in that role since 2002. Mr. Tourigny joined GW&K in 1994, and has been a Senior Vice President since January 2011 and was previously a Vice President since 1998.

The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.35% of the average daily net assets of the Fund. The Investment Manager, in turn, pays GW&K a portion of this fee for its services as Subad-visor. Under a separate Administration and Shareholder Servicing Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives compensation from the Fund for these services in an amount up to 0.25% of each class’ average daily net assets.

GW&K SMALL CAP EQUITY FUND

Daniel L. Miller, CFA and Jeffrey W. Thibault, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the Small Cap Equity Fund’s portfolio, and have managed the Fund since July 27, 2009. Mr. Miller joined GW&K in November 2008 as Senior Vice President and Director of Equities, responsible for overseeing all aspects of GW&K’s equity group, including portfolio management, research and trading. Mr. Miller spent 21 years at Putnam Investments, where he was Chief Investment Officer for the Specialty Growth Group from 1996 to 2004. After retiring from Putnam Investments in 2004, Mr. Miller worked as an investment consultant and financial consultant for various companies from 2004 to 2008, until he joined GW&K. Mr. Thibault has been a Vice President and portfolio manager for GW&K’s Small Cap Equity and Small/Mid Cap Equity Strategies since November 2004.

The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.75% of the average daily net assets of the Fund. The Investment Manager, in turn, pays GW&K all of this fee for its services as Subadvisor. Under a separate Administration and Shareholder Servicing Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds and receives compensation from the Funds for these services in an amount up to 0.25% of each class’ average daily net assets.

GW&K MUNICIPAL ENHANCED YIELD FUND

Nancy G. Angell, CFA, John B. Fox, CFA, Martin R. Tourigny, CFA, and Brian T. Moreland, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, share equal portfolio management responsibilities in respect of the Fund, and have jointly managed the Fund and the Municipal Enhanced Yield Predecessor Fund since its inception in 2005 (October 2006 in the case of Mr. Moreland). Ms. Angell joined GW&K in 1984, and she has been a Senior Vice President since 1991. Mr. Fox joined GW&K in 1990, and he has been a Senior Vice President since 2002. Ms. Angell and Mr. Fox serve as Co-Head of the firm’s Fixed Income department, each having served in that role since 2002. Mr. Tourigny joined GW&K in 1994, and has been a Senior Vice President since January 2011 and was previously a Vice President since 1998. Mr. Moreland joined GW&K as an Operations Specialist in 1998, and joined the Municipal Bond investment team in 1999. He has been a Vice President since 2006 and served as Assistant Vice President of GW&K from 2002 to 2006.

The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.50% of the average daily net assets of the Fund.

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ADDITIONAL INFORMATION ABOUT THE FUNDS AND SHAREHOLDER GUIDE

FUND MANAGEMENT (CONTINUED)

The Investment Manager, in turn, pays GW&K all of this fee for its services as Subadvisor. Under seperate Administration and Shareholder Servicing Agreement with the Fund the Investment Manager provides a variety of administrative services to the Fund and receives compensation from the Funds for these services.

ADDITIONAL INFORMATION

Additional information regarding other accounts managed by the Funds’ portfolio managers, and their compensation and ownership of Fund shares, is available in the Funds’ SAI.

A discussion regarding the basis for the Trust’s Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreements between the Investment Manager and the Funds’ Subadvisor is available in the Funds’ Semi-Annual Report to shareholders for the period ended June 30, 2010.

YOUR ACCOUNT

You may invest in the Fund by purchasing either Investor Class, Service Class, or Institutional Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.

The Investor Class shares of each Fund are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and each class of shares also bears shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the net asset value (the “NAV”) per share of the three classes may differ. Investor Class shares are expected to have lower total returns than Service Class shares and Institutional Class shares, and Service Class shares are expected to have lower total returns than Institutional Class shares. In all other material respects, the Investor Class shares, Service Class shares, and Institutional Class shares are the same, each share representing a proportionate interest in the Fund. The Fund and each class of shares is subject to a minimum initial investment amount, as described on page 24.

Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of a Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.

FAIR VALUE POLICY

Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund uses the fair value of a portfolio investment to calculate its NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and has not resumed before the Fund calculates NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

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YOUR ACCOUNT (CONTINUED)

•	The Investment Manager determines that a market quotation is inaccurate.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which a Fund calculates NAV.

Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

CHOOSING A SHARE CLASS

Investors can choose between three share classes when investing in the Funds:

•	Investor Class

•	Service Class

•	Institutional Class

The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:

•	The amount you plan to invest;

•	Your investment objectives; and

•	The expenses and charges for the class.

We recommend that you also discuss your investment goals and choices with your financial professional to determine which share class is right for you.

INVESTOR CLASS SHARES

The GW&K Small Cap Equity Fund’s Class A shares were redesignated as Investor Class shares as of July 27, 2009. Investor Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases each Fund’s shares at the Investor Class’ NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page 22 for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Investor Class shares also pay annual distribution and shareholder service (12b-1) fees of 0.25%. See page 22 for more information on 12b-1 fees.

SERVICE CLASS SHARES

Service Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Service Class’ NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page 22 for more information on shareholder servicing fees paid to financial intermediaries. The Service Class shares do not pay annual distribution and shareholder service (12b-1) fees.

INSTITUTIONAL CLASS SHARES

Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’ NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page 22 for more information on shareholder servicing fees paid to financial intermediaries. The Institutional Class shares do not pay annual distribution and shareholder service (12b-1) fees.

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SHAREHOLDER GUIDE

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker–dealer, trust company or other financial intermediary, rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Funds may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and the Investor Class and Service Class may pay fees to these firms in return for shareholder servicing provided by these programs to shareholders. The shareholder servicing fees are paid out of the assets of each of the Investor Class and Service Class on an ongoing basis and will increase the cost to shareholders who invest in Investor Class and Service Class shares. These payments may provide the intermediary with an incentive to favor sales of shares of a Fund over other investment options.

The Investment Manager and/or the Distributor may pay compensation (directly and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of a Fund’s shares.

DISTRIBUTIONS AND SERVICE (12B-1) FEES

The Funds have adopted a Distribution and Service Plan (12b-1 Plan) for the Investor Class that allows the Funds to pay fees for selling and distributing Investor Class shares and for providing service to shareholders in the Investor Class. The 12b-1 fees are paid to the Distributor to cover the Funds’ sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of the Investor Class on an ongoing basis, they increase the cost of your investment the longer you hold it, and will result in lower total returns and may end up costing you more than other types of sales charges.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any day that the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each class’ NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

PROCESSING ORDERS

If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. A request to send a check to any other address or a third-party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

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HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares*…	If you wish to add shares to your account*…	If you wish to sell shares*,†…

Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to Managers to:

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

(Include your account number and fund name on your check)

Write a letter of instruction containing:

•      Name of the Fund

•      Dollar amount or number of shares you wish to sell

•      Your name

•      Your account number

•      Signatures of all account owners

Mail your letter to:

Managers

c/o BNY Mellon Investment

Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539

If you elected telephone redemption privileges on your account application, call us at 800.548.4539.

Telephone redemptions are available only for redemptions of less than $50,000 for Investor Class shares and Service Class shares and $250,000 for Institutional Class shares.

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com (Internet redemptions are available only for redemptions of less than $50,000 for Investor Class shares and Service Class shares and $250,000 for Institutional Class shares)

By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account

*	Please indicate which class of shares you are buying or selling when you place your order.
†

Redemptions of $50,000 and over for Investor Class and Service Class shares and $250,000 and over for Institutional Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone and Internet redemptions are available only for redemptions that are below $50,000 for Investor Class and Service Class shares and below $250,000 for Institutional Class shares.

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SHAREHOLDER GUIDE

INVESTMENT MINIMUMS

Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.

Share Class	Initial Investment	Additional Investments
Investor Class:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

Service Class:
• Regular Accounts	$25,000	$100
• Individual Retirement Accounts	$10,000	$100

Institutional Class:
• Regular Accounts	$100,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION

Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in a Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

SIGNATURE GUARANTEE

If you are selling $50,000 or more worth of Investor Class or Service Class shares or $250,000 or more of Institutional Class shares, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.

LIMITATIONS ON THE FUNDS

The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:

•

Redeem your account if its value falls below $500 with respect to Investor Class or Service Class shares, or falls below $25,000 with respect to Institutional Class shares, due to redemptions you make, but not until after the Funds give you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the Securities and Exchange Commission restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

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HOW TO BUY OR SELL SHARES ( CONTINUED)

•

Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on this page.) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds, commonly referred to as “market timing.” These activities may disrupt management of the Funds’ portfolios, increase the Funds’ expenses, and have a negative impact on the Funds’ performance. There may be additional risks due to frequent trading activities.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds’ transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds’ transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds’ frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.

Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds’ ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). In addition, former Class A shareholders of the Multi-Cap Predecessor Fund to the GW&K Small Cap Equity Fund (formerly GW&K Multi-Cap Equity Fund) may exchange their shares for Class A shares of other funds managed by the Investment Manager, subject to the restrictions below. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers funds described above, you also may exchange your shares of the Funds through Managers for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). In addition, the following restrictions apply:

•

Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.

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SHAREHOLDER GUIDE

INVESTOR SERVICES (CONTINUED)

•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 27.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.

ACCOUNT STATEMENTS

The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV or 1099-INT annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.

DIVIDENDS AND DISTRIBUTIONS

The GW&K Small Cap Equity Fund normally declares and pays any income dividends and net capital gain distributions, if any, annually in December. The GW&K Municipal Bond Fund and the GW&K Municipal Enhanced Yield Fund normally declare and pay any income dividends monthly and declare and pay net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election at any time by giving the Funds written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

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CERTAIN FEDERAL INCOME TAX INFORMATION

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain distributions are taxable to you as long-term capital gains.

•

Long-term capital gain rates applicable to individuals have been temporarily reduced – in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning on or before December 31, 2012. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

•	Distributions from the sale of investments that a Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.

•

Properly reported distributions of “qualified dividend income” are taxable to you at the rate that applies to long-term capital gains for taxable years beginning on or before December 31, 2012, provided that both you and the Fund meet certain holding period and other requirements. This provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. The GW&K Municipal Bond Fund and GW&K Municipal Enhanced Yield Fund do not expect a significant portion of distributions to be derived from qualified dividend income.

•	Distributions that are properly reported as exempt interest dividends are exempt from U.S. federal income tax, but may be subject to federal alternative minimum tax.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

TAXABILITY OF TRANSACTIONS

Any gain or loss that results from the sale, exchange (including an exchange of a Fund’s shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

TAX WITHHOLDING

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

OTHER TAX MATTERS

Certain of a Fund’s investments, including certain debt instruments and derivatives, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions). Please see the SAI for more detailed tax information.

Managers Investment Group	27

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand each Fund’s financial performance for the past five years or since inception. The GW&K Small Cap Equity Fund’s Investor Class shares’ (formerly Class A shares of the GW&K Multi-Cap Equity Fund) and the GW&K Municipal Enhanced Yield Fund’s Institutional Class shares’ recent past financial performance and is based on the financial information of the BNY Hamilton Multi-Cap Equity Fund and BNY Hamilton Municipal Enhanced Yield Fund, each a former series of BNY Hamilton Funds, Inc. (collectively the “Predecessor Funds”). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information presented prior to 2008 has been audited and reported on by Tait, Weller & Baker LLP, the Predecessor Funds’ independent registered public accountants. The information subsequent to 2008 has been audited and reported on by PricewaterhouseCoopers LLP, the Funds’ auditor.

GW&K Municipal Bond Fund - Investor Class	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$10.27	$10.00
Income from Investment Operations:
Net investment income	0.31 [3]	0.15 [3]
Net realized and unrealized gain on investments	0.09 [3]	0.33 [3]
Total from investment operations	0.40	0.48
Less Distributions to Shareholders from:
Net investment income	(0.31)	(0.15)
Net realized gain on investments	(0.07)	(0.06)
Total distributions to shareholders	(0.38)	(0.21)
Net Asset Value, End of Period	$10.29	$10.27
Total Return[1]	3.89%	4.79%[4]
Ratio of net expenses to average net assets	0.75%	0.59%[5]
Ratio of net investment income to average net assets[1]	2.91%	2.93%[5]
Portfolio turnover	22%	13%[4]
Net assets at end of period (000’s omitted)	$2,856	$850

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.45%	2.31%[5]
Ratio of net investment income to average net assets	2.21%	1.21%[5]

*	Commencement of operations was June 30, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	Per share numbers have been calculated using average shares.
[4]	Not annualized.
[5]	Annualized.

28	Managers Investment Group

FINANCIAL HIGHLIGHTS

GW&K Municipal Bond Fund - Service Class	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$10.28	$10.00
Income from Investment Operations:
Net investment income	0.33 [4]	0.16 [4]
Net realized and unrealized gain on investments	0.09 [4]	0.33 [4]
Total from investment operations	0.42	0.49
Less Distributions to Shareholders from:
Net investment income	(0.33)	(0.15)
Net realized gain on investments	(0.07)	(0.06)
Total distributions to shareholders	(0.40)	(0.21)
Net Asset Value, End of Period	$10.30	$10.28
Total Return[1]	4.05%	4.89%[5]
Ratio of net expenses to average net assets	0.55%	0.54%[6]
Ratio of net investment income to average net assets[1]	3.13%	2.98%[6]
Portfolio turnover	22%	13%[5]
Net assets at end of period (000’s omitted)	$15,032	$12,752

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.25%	2.26%[6]
Ratio of net investment income to average net assets	2.43%	1.26%[6]

GW&K Municipal Bond Fund - Institutional Class	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$10.31	$10.00
Income from Investment Operations:
Net investment income	0.35 [4]	0.17 [4]
Net realized and unrealized gain on investments	0.09 [4]	0.36 [4]
Total from investment operations	0.44	0.53
Less Distributions to Shareholders from:
Net investment income	(0.35)	(0.16)
Net realized gain on investments	(0.07)	(0.06)
Total distributions to shareholders	(0.42)	(0.22)
Net Asset Value, End of Period	$10.33	$10.31
Total Return[1]	4.27%[3]	5.31%[3,5]
Ratio of net expenses to average net assets	0.34%	0.34%[6]
Ratio of net investment income to average net assets[1]	3.31%	3.18%[6]
Portfolio turnover	22%	13%[5]
Net assets at end of period (000’s omitted)	$1,180	$231

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.04%	2.06%[6]
Ratio of net investment income to average net assets	2.61%	1.46%[6]

*	Commencement of operations was June 30, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	The Total Return is based on the Financial Statement Net Assset Values as shown above.
[4]	Per share numbers have been calculated using average shares.
[5]	Not annualized.
[6]	Annualized.

Managers Investment Group	29

FINANCIAL HIGHLIGHTS

	For the year ended December 31,
GW&K Small Cap Equity Fund - Investor Class Shares	2010	2009	2008#	2007	2006
Net Asset Value, Beginning of Year	$12.05	$9.10	$15.01	$16.90	$15.22
Income from Investment Operations:
Net investment income	0.01 [3]	0.09 [3]	0.12	0.14	0.09
Net realized and unrealized gain (loss) on investments	3.58 [3]	2.86 [3]	(5.66)	0.19	1.70
Total from investment operations	3.59	2.95	(5.54)	0.33	1.79
Less Distributions to Shareholders from:
Net investment income	(0.00)[7]	—	(0.12)	(0.14)	(0.10)
Net realized gain on investments	—	—	(0.25)	(2.08)	(0.01)
Total distributions to shareholders	(0.00)[7]	—	(0.37)	(2.22)	(0.11)
Net Asset Value, End of Year	$15.64	$12.05	$9.10	$15.01	$16.90
Total Return[1]	29.81%	32.42%[4]	(37.34)%[4]	1.59%	11.76%
Ratio of net expenses to average net assets	1.42%	1.22%	1.20%	1.25%	1.25%
Ratio of net investment income to average net assets[1]	0.07%	1.02%	0.97%	0.80%	0.57%
Portfolio turnover	19%	109%	33%	25%	7%
Net assets at end of year (000’s omitted)	$1,914	$1,260	$32,052	$58,835	$64,299

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.84%	1.70%	1.36%	1.27%	1.26%
Ratio of net investment income (loss) to average net assets	(0.35)%	0.55%	0.81%	0.78%	0.56%

GW&K Small Cap Equity Fund - Service Class Shares	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$12.01	$10.65
Income from Investment Operations:
Net investment income	0.04 [3]	0.02 [3]
Net realized and unrealized gain on investments	3.56 [3]	1.42 [3]
Total from investment operations	3.60	1.44
Less Distributions to Shareholders from:
Net investment income	(0.02)	(0.08)
Net Asset Value, End of Period	$15.59	$12.01
Total Return[1]	30.01%[4]	13.46%[5]
Ratio of net expenses to average net assets	1.20%	1.17%[6]
Ratio of net investment income to average net assets[1]	0.30%	0.43%[6]
Portfolio turnover	19%	109%[5]
Net assets at end of period (000’s omitted)	$18,788	$15,382

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.62%	1.53%[6]
Ratio of net investment income (loss) to average net assets	(0.12)%	0.06%[6]

#	At the close of business on November 7, 2008, the BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc. was re-organized into a series of the Managers AMG Funds.
*	Commenced operations on July 27, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	Per share numbers have been calculated using average shares.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Not annualized.
[6]	Annualized.
[7]	Rounds to less than $0.01.

30	Managers Investment Group

FINANCIAL HIGHLIGHTS

GW&K Small Cap Equity Fund - Institutional Class Shares	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$12.01	$10.65
Income from Investment Operations:
Net investment income	0.07 [3]	0.03 [3]
Net realized and unrealized gain on investments	3.57 [3]	1.41 [3]
Total from investment operations	3.64	1.44
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.08)
Net Asset Value, End of Period	$15.59	$12.01
Total Return[1]	30.28%	13.56%[4]
Ratio of net expenses to average net assets	0.95%	0.95%[5]
Ratio of net investment income to average net assets[1]	0.55%	0.62%[5]
Portfolio turnover	19%	109%[4]
Net assets at end of period (000’s omitted)	$17,941	$9,995

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.37%	1.32%[5]
Ratio of net investment income to average net assets	0.13%	0.25%[5]

GW&K Municipal Enhanced Yield Fund - Investor Class Shares	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.37	0.18
Net realized and unrealized gain (loss) on investments	(0.03)	0.60
Total from investment operations	0.34	0.78
Less Distributions to Shareholders from:
Net investment income	(0.36)	(0.20)
Net Asset Value, End of Period	$8.79	$8.81
Total Return[1]	3.81%	9.51%[4]
Ratio of net expenses to average net assets	1.27%	1.04%[5]
Ratio of net investment income to average net assets[1]	4.10%	4.52%[5]
Portfolio turnover	50%	82%[4]
Net assets at end of period (000’s omitted)	$557	$125

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.57%	1.56%[5]
Ratio of net investment income to average net assets	3.80%	4.00%[5]

*	Commenced operations on July 27, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	Per share numbers have been calculated using average shares.
[4]	Not annualized.
[5]	Annualized.

Managers Investment Group	31

FINANCIAL HIGHLIGHTS

GW&K Municipal Enhanced Yield Fund - Service Class Shares	For the year ended December 31, 2010	For the period ended December 31, 2009*
Net Asset Value, Beginning of Period	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.39	0.21
Net realized and unrealized gain (loss) on investments	(0.02)	0.58
Total from investment operations	0.37	0.79
Less Distributions to Shareholders from:
Net investment income	(0.39)	(0.21)
Net Asset Value, End of Period	$8.79	$8.81
Total Return[1]	4.09%	9.62%[3]
Ratio of net expenses to average net assets	1.01%	0.79%[4]
Ratio of net investment income to average net assets[1]	4.36%	4.77%[4]
Portfolio turnover	50%	82%[3]
Net assets at end of period (000’s omitted)	$1,181	$11

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.31%	1.31%[4]
Ratio of net investment income to average net assets	4.06%	4.25%[4]

	For the year ended December 31,
GW&K Municipal Enhanced Yield Fund - Institutional Class Shares	2010	2009	2008#	2007	2006
Net Asset Value, Beginning of Year	$8.81	$6.70	$9.37	$10.33	$10.00
Income from Investment Operations:
Net investment income	0.40	0.37	0.44	0.42	0.38
Net realized and unrealized gain (loss) on investments	(0.03)	2.11	(2.67)	(0.91)	0.33
Total from investment operations	0.37	2.48	(2.23)	(0.49)	0.71
Less Distributions to Shareholders from:
Net investment income	(0.40)	(0.37)	(0.44)	(0.42)	(0.38)
Net realized gain on investments	—	—	—	(0.05)	—
Total distributions to shareholders	(0.40)	(0.37)	(0.44)	(0.47)	(0.38)
Net Asset Value, End of Year	$8.78	$8.81	$6.70	$9.37	$10.33
Total Return[1]	4.15%	37.62%	(24.72)%	(4.92)%	7.37%
Ratio of net expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets[1]	4.58%	4.77%	4.82%	4.18%	3.96%
Portfolio turnover	50%	82%	13%	61%	68%
Net assets at end of year (000’s omitted)	$48,079	$17,544	$3,541	$7,959	$7,357

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.09%	1.31%	1.67%	1.76%	2.34%
Ratio of net investment income to average net assets	4.28%	4.25%	3.94%	3.21%	2.41%

#	At the close of business on November 7, 2008, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc., was re-organized into a series of the Managers AMG Funds.
*	Commencement of operations was on July 27, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Not annualized.
[4]	Annualized.

32	Managers Investment Group

HOW TO CONTACT US

GW&K MUNICIPAL BOND FUND

GW&K SMALL CAP EQUITY FUND

GW&K MUNICIPAL ENHANCED YIELD FUND

INVESTMENT MANAGER AND ADMINISTRATOR

Managers Investment Group LLC

333 W. Wacker Drive

Chicago, Illinois 60606

312.424.1200 or 800.835.3879

SUBADVISOR

Gannett Welsh & Kotler, LLC

222 Berkeley Street

Boston, Massachusetts 02116

DISTRIBUTOR

Managers Distributors, Inc.

333 W. Wacker Drive

Chicago, Illinois 60606

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

Managers Investment Group	33

Managers INVESTMENT GROUP Mutual Funds Separate Accounts Investment Solutions May 1, 2011 PROSPECTUS Managers AMG Funds WHERE TO FIND ADDITIONAL INFORMATION The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. To request free copies of these materials or to make other inquiries, please contact the Funds: By telephone: 800.835.3879 By mail: Managers AMG Funds 800 Connecticut Avenue Norwalk, Connecticut 06854-2325 On the Internet: Electronic copies are available on our Web site at www.managersinvest.com Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus. Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain cop-ies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090. © 2011 Managers Investment Group LLC Investment Company Act Registration Number 811-09521